RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Due to related parties

Due to related parties comprised of the following:

	September 30, 2025	March 31, 2025
Barry Wan (“Mr. Wan”)	$860,000	$520,000
Total	$860,000	$520,000

Due to related parties balances above are unsecured and non-interest-bearing.

Promissory notes payable and loans payable

Promissory notes payable and loans payable related parties comprised of the following:

	September 30, 2025	March 31, 2025
Mr. Wan – Promissory note maturity date December 31, 2029	$1,275,445	$1,259,380
Mr. Wan – Loans maturity date December 9, 2027	393,314	385,850
New Lite – Promissory note maturity date December 31, 2029	29,571	29,571
Total	$1,698,330	$1,674,801

All promissory notes and loans payable are unsecured and non-interest-bearing.

Advances from Mr. Wan

During the six months ended September 30, 2025, the Company received advances from Mr. Wan, our President for working capital purpose. The outstanding amount due to Mr. Wan was $860,000 and $520,000 as of September 30, 2025 and March 31, 2025, respectively. The advance is unsecured, non-interest-bearing and due on demand. On December 31, 2024, the Company formalized a promissory note agreement for $428,790 with a maturity date of December 31, 2029.

Debt Assignment to Mr. Wan

On March 31, 2025, the Company entered into a Tripartite Debt Assignment Agreement with Mr. Barry Wan (a related party) and the unrelated third-party original lender, pursuant to which the CNY 2,096,172 ($288,860) note, the CNY 2,800,000 ($385,850) loan, and the CNY 3,931,167 ($541,730) note; were legally assigned to Mr. Wan. Following the assignment, Mr. Wan became the holder of the obligations under the same terms and conditions.

Advances from Tairan Baohe Insurance Sales Co., Ltd. (“Tairan”)

During the year ended March 31, 2025, the Company borrowed funds from Tairan, an entity where Mr. Wan’s spouse is a shareholder, for working capital purpose. The outstanding amount due to Tairan was $nil and $nil as of September 30, 2025 and March 31, 2025, respectively. The loan was unsecured, non-interest-bearing and due on demand. On December 31, 2024, the Company formalized a promissory note agreement for CNY 2,800,000 (approximately $383,598) with a maturity date of December 31, 2029. Subsequently, on March 24, 2025, the Company repaid the full outstanding balance to Tairan. As a result, the amount due to Tairan was $nil as of September 30, 2025.

Advances from New Lite Ventures LLC (“New Lite”)

During the year ended March 31, 2025, the Company borrowed funds from New Lite, an entity where Mr. Wan is a controlling member, for working capital purpose. The amount was unsecured, non-interest-bearing and due on demand.

On December 31, 2024, the Company formalized a promissory note agreement for $29,571 with a maturity date of December 31, 2029.

NOTE 9 – RELATED PARTY TRANSACTIONS

Due to related parties

Due to related parties comprised of the following:

	March 31, 2025	March 31, 2024
Barry Wan (“Mr. Wan”)	$520,000	$265,336
New Lite Ventures LLC (“New Lite”)	-	30,000
Tairan Baohe Insurance Sales Co., Ltd. (“Tairan”)	-	318,507
Total	$520,000	$613,843

Due to related parties balances above are unsecured and non-interest-bearing.

Promissory notes payable and loans payable

Promissory notes payable and loans payable related parties comprised of the following:

	March 31, 2025	March 31, 2024
Mr. Wan – Promissory note maturity date December 31, 2029	$1,259,380	$-
Mr. Wan – Loans maturity date December 9, 2027	385,850	-
New Lite – Promissory note maturity date December 31, 2029	29,571	-
Total	$1,674,801	$-

All promissory notes and loans payable are unsecured and non-interest-bearing.

Loan from shareholders

Upon consummation of the change of control which resulted from that certain SPA entered into on April 10, 2023, the balance of the $83,300 shareholder loan was waived by Mr. Zhang in its entirety, which was recognized as an equity transaction with the shareholder.

Advances from Mr. Wan

During the year ended March 31, 2025, the Company received advances from Mr. Wan, our President for working capital purpose. The outstanding amount due to Mr. Wan was $520,000 and $295,336 as of March 31, 2025 and 2024, respectively. The advance is unsecured, non-interest-bearing and due on demand. On December 31, 2024, the Company formalized a promissory note agreement for $428,790 with a maturity date of December 31, 2029.

Debt Assignment to Mr. Wan

On March 31, 2025, the Company entered into a Tripartite Debt Assignment Agreement with Mr. Barry Wan (a related party) and the unrelated third party original lender, pursuant to which the CNY 2,096,172 ($288,860) note, the CNY 2,800,000 ($385,850) loan, and the CNY 3,931,167 ($541,730) note; were legally assigned to Mr. Wan. Following the assignment, Mr. Wan became the holder of the obligations under the same terms and conditions.

Advances from Tairan Baohe Insurance Sales Co., Ltd. (“Tairan”)

During the year ended March 31, 2025, the Company borrowed funds from Tairan, an entity where Mr. Wan’s spouse is a shareholder, for working capital purpose. The outstanding amount due to Tairan was $nil and $318,507 as of March 31, 2025 and 2024, respectively. The loan was unsecured, non-interest-bearing and due on demand. On December 31, 2024, the Company formalized a promissory note agreement for CNY 2,800,000 (approximately $383,598) with a maturity date of December 31, 2029. Subsequently, on March 24, 2025, the Company repaid the full outstanding balance to Tairan. As a result, the amount due to Tairan was $nil as of March 31, 2025.

Advances from New Lite Ventures LLC (“New Lite”)

During the year ended March 31, 2025, the Company borrowed funds from New Lite, an entity where Mr. Wan is a controlling member, for working capital purpose. The amount was unsecured, non-interest-bearing and due on demand.

On December 31, 2024, the Company formalized a promissory note agreement for $29,571 with a maturity date of December 31, 2029.